Earnings per Share ("EPS") (Tables)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Effect of dilutive securities on diluted earnings per share
The following summarizes the effect of dilutive securities on diluted EPS:

	Three Months Ended
	March 31, 2016	March 31, 2015
	(In millions, except per share amounts)
Amounts attributable to Molson Coors Brewing Company:
Net income (loss) from continuing operations	$159.3	$79.2
Income (loss) from discontinued operations, net of tax	(0.5)	1.9
Net income (loss) attributable to Molson Coors Brewing Company	$158.8	$81.1
Weighted-average shares for basic EPS	203.6	185.8
Effect of dilutive securities:
RSUs, DSUs, PUs and PSUs	0.8	0.5
Stock options and SOSARs	0.4	0.6
Weighted-average shares for diluted EPS	204.8	186.9
Basic net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$0.78	$0.43
From discontinued operations	—	0.01
Basic net income (loss) attributable to Molson Coors Brewing Company per share	$0.78	$0.44
Diluted net income (loss) attributable to Molson Coors Brewing Company per share:
From continuing operations	$0.78	$0.42
From discontinued operations	—	0.01
Diluted net income (loss) attributable to Molson Coors Brewing Company per share	$0.78	$0.43
Dividends declared and paid per share	$0.41	$0.41